Intangible Assets - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets Net [Abstract]
Amortization expense on intangible assets	$ 12	$ 12	$ 10